Derivative Liability - Schedule of Conversion Feature of Derivative Liability (Details) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-Free Interest Rate [Member]
Debt measurement input percentage	0.09	1.04	0.14
Risk-Free Interest Rate [Member] | Warrant [Member]
Debt measurement input percentage				2.11
Risk-Free Interest Rate [Member] | Tranche 1 [Member]
Debt measurement input percentage				2.11
Risk-Free Interest Rate [Member] | Tranche 2 [Member]
Debt measurement input percentage				1.75
Risk-Free Interest Rate [Member] | Tranche 3 [Member]
Debt measurement input percentage				1.67
Expected Term [Member]
Debt measurement input term	1 year	10 months 10 days	10 months 21 days
Expected Term [Member] | Warrant [Member]
Debt measurement input term				1 year 2 months 30 days
Expected Term [Member] | Tranche 1 [Member]
Debt measurement input term				1 year 2 months 30 days
Expected Term [Member] | Tranche 2 [Member]
Debt measurement input term				1 year 11 days
Expected Term [Member] | Tranche 3 [Member]
Debt measurement input term				10 months 21 days
Expected Volatility [Member]
Debt measurement input percentage	233.1	154.3	188.3
Expected Volatility [Member] | Warrant [Member]
Debt measurement input percentage				312.4
Expected Volatility [Member] | Tranche 1 [Member]
Debt measurement input percentage				312.4
Expected Volatility [Member] | Tranche 2 [Member]
Debt measurement input percentage				303.70
Expected Volatility [Member] | Tranche 3 [Member]
Debt measurement input percentage				326.88
Expected Dividend Yield [Member]
Debt measurement input percentage	0	0	0.00
Expected Dividend Yield [Member] | Warrant [Member]
Debt measurement input percentage				0.00
Expected Dividend Yield [Member] | Tranche 1 [Member]
Debt measurement input percentage				0.00
Expected Dividend Yield [Member] | Tranche 2 [Member]
Debt measurement input percentage				0.00
Expected Dividend Yield [Member] | Tranche 3 [Member]
Debt measurement input percentage				0.00
Exercise Price of Underlying Common Shares [Member]
Debt measurement input percentage	0.004	0.02	0.01
Exercise Price of Underlying Common Shares [Member] | Warrant [Member]
Debt measurement input percentage				0.08
Exercise Price of Underlying Common Shares [Member] | Tranche 1 [Member]
Debt measurement input percentage				0.09
Exercise Price of Underlying Common Shares [Member] | Tranche 2 [Member]
Debt measurement input percentage				0.04
Exercise Price of Underlying Common Shares [Member] | Tranche 3 [Member]
Debt measurement input percentage				0.04